15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Geographic information

	December 31, 2021	December 31, 2020
Non-current assets
Portugal	$ 213,415	$ 216,743
Finland	14,155	-
	$ 227,570	$ 216,743

Years ended
	December 31, 2021	December 31, 2020
Mineral exploration expenses
Portugal	$ 24,952	$ 68,960
Kosovo	-	11,383
	$ 24,952	$ 80,343